Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash and cash equivalents	$ 259,492	$ 327,126
Accounts receivable, net	2,432	19,843
Inventories	46,273	60,587
Other receivables, net	55,004	165,763
Amount due from related parties	69,038	32,306
Intangible assets	6,406	14,502
Tax recoverable	2,543	6,099
Assets related to discontinued operation		37,281
Total current assets	441,188	663,507
Operating lease, right-of-use asset	921
Property, plant and equipment, net	12,553	26,217
Goodwill	72	72
Assets related to discontinued operation		5,504
Total non-current assets	13,546	31,793
Total assets	454,734	695,300
LIABILITIES AND EQUITY
Accrued liabilities	20,385	19,309
Accounts payable	12,834	11,376
Amount due to related parties	643	36
Operating lease liabilities	544
Contract liabilities
Tax payable	94
Other payables	11,081	5,321
Liability related to discontinued operation		23,771
Total current liabilities	45,581	59,813
Operating lease liabilities	377
Liability related to discontinued operation		1,918
Total non-current liabilities	377	1,918
Total liabilities	45,958	61,731
Ordinary shares, $0.001 par value, 6,000,000,000 shares authorized, comprising of 3,183,736,378 Class A shares and 198,162,525 Class B shares. Class A shares and Class B shares were issued and outstanding as of December 31, 2022. 2,340,462,712 Class A shares and 97,722,525 Class B shares were issued and outstanding as of December 31, 2021.	374	300
Statutory Reserve	59
Additional paid-in capital	705,488	672,352
(Accumulated deficit)	(272,919)	(43,413)
Accumulated other comprehensive income	(23,400)	4,130
Non-controlling interests	(826)	200
Total shareholder’s equity	408,776	633,569
Total liabilities and shareholders’ equity	$ 454,734	$ 695,300